Derivative instruments - Impact of movements in market commodity prices (Details) oz in Millions, lb in Millions	Dec. 31, 2021 lb oz	Dec. 31, 2020 oz lb
Volumes subject to final pricing net of outstanding swaps
Gold ounces | oz	0.7	1.2
Copper pounds | lb	1.0	1.6